Revenues	6 Months Ended
Jun. 30, 2025
Revenues
Revenues

14Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Developer Services:
Subscription	90,475	107,126	14,954
Value-Added Services	10,680	19,603	2,736
Vertical Applications	42,810	52,092	7,272
Total revenues	143,965	178,821	24,962

For the six months ended June 30, 2024 and 2025, revenues recognized at a point in time were RMB83,071 and RMB113,754 (US$15,879), respectively. For the six months ended June 30, 2024 and 2025, revenues recognized over time were RMB60,894 and RMB65,067 (US$9,083), respectively.